Payroll costs, share based payments and management incentive schemes - Inputs and Assumptions Underlying the Monte Carlo Model (Details) - Restricted Shares	12 Months Ended
Dec. 31, 2019 $ / shares
January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price (in usd)	$ 16.72
Exercise Price, Other Equity Instruments Granted	$ 0.00
Expected volatility of the share price	22.60%
Dividend yield expected	0.00%
Risk free rate	2.65%
Employee exit rate	6.00%
EBITDA Performance Target Condition	93.00%
January 1, 2016 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other Equity Instruments Life, Other Equity Instruments Granted	1 year
January 1, 2016 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other Equity Instruments Life, Other Equity Instruments Granted	2 years
January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other Equity Instruments Life, Other Equity Instruments Granted	2 years
Grant date price (in usd)	$ 16.72
Exercise Price, Other Equity Instruments Granted	$ 0.00
Expected volatility of the share price	22.60%
Dividend yield expected	0.00%
Risk free rate	2.65%
Employee exit rate	14.00%
EBITDA Performance Target Condition	72.00%
January 1, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price (in usd)	$ 16.72
Exercise Price, Other Equity Instruments Granted	$ 0.00
Expected volatility of the share price	22.70%
Dividend yield expected	0.00%
Risk free rate	2.55%
Employee exit rate	14.00%
EBITDA Performance Target Condition	35.00%
January 1, 2018 [Member] | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other Equity Instruments Life, Other Equity Instruments Granted	2 years 6 months
January 1, 2018 [Member] | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other Equity Instruments Life, Other Equity Instruments Granted	4 years
January 1, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other Equity Instruments Life, Other Equity Instruments Granted	4 years
Grant date price (in usd)	$ 20.15
Exercise Price, Other Equity Instruments Granted	$ 0.00
Expected volatility of the share price	24.00%
Dividend yield expected	0.00%
Risk free rate	1.33%
Employee exit rate	14.00%
EBITDA Performance Target Condition	35.00%